Intangible Assets and Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Intangible Assets and Goodwill
Summary of intangible assets

The Company has the following intangible assets, net at March 31, 2020:

	Weighted-
	Average Remaining	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
Internally developed software	2.28 years	$47,640	$(23,950)	$23,690
State licenses	4.89 years	11,574	(1,127)	10,447
Intangible Assets, net		$59,214	$(25,077)	$34,137

The Company has the following intangible assets, net at December 31, 2019:

	Weighted-
	Average Remaining	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
User relationships	—	$3,328	$(3,328)	$—
Internally developed software	2.35 years	43,753	(21,188)	22,565
State licenses	4.86 years	12,003	(629)	11,374
Intangible Assets, net		$59,084	$(25,145)	$33,939

	Weighted-
	Average	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
User relationships	—	$3,328	$(3,328)	$—
Internally developed software	2.35 years	43,753	(21,188)	22,565
State licenses	4.86 years	12,003	(629)	11,374
Intangible Assets, net		$59,084	$(25,145)	$33,939

The Company has the following intangible assets, net at December 31, 2018:

	Weighted-
	Average	Gross
	Amortization	Carrying	Accumulated
	Period	Amount	Amortization	Net
User relationships	0.5 years	$3,328	$(3,013)	$315
Internally developed software	2.45 years	28,937	(12,572)	16,365
State licenses	0.75 years	251	(55)	196
Intangible Assets, net		$32,516	$(15,640)	$16,876

Schedule of estimated future amortization of intangible assets

Year ending December 31,
2020	$13,048
2021	10,250
2022	6,241
2023	2,200
2024 and thereafter	2,200
Total	$33,939

Schedule of Goodwill

Balance as of December 31, 2017	$4,399
Goodwill acquired	339
Balance as of December 31, 2018	$4,738
Goodwill acquired	—
Balance as of December 31, 2019	$4,738